Note 17 - Deferred Income Tax and Social Contribution - Deferred Tax Related to Tax Losses (Details) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		R$ 579.0	R$ (359.9)	R$ (18.3)
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		728.9	R$ 791.0
Unused tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		265.6
Unused tax losses [member] | Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		285.4
Unused tax losses [member] | Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		52.4
Unused tax losses [member] | Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses		5.4
Unused tax losses [member] | Later than five years and not later than seven years [member]
Statement Line Items [Line Items]
Deferred Tax Related to Tax Losses	[1]	R$ 120.1

[1]	There is no expectation of realization that exceeds the term of 10 years.